Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] kr in Millions	Dec. 31, 2023 SEK (kr)
Discount rate [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	kr 5.2
Impact of increase in DBO assumptions	(4.6)
Discount rate [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.3
Impact of increase in DBO assumptions	(0.2)
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.8
Impact of increase in DBO assumptions	(0.7)
Actuarial assumption of expected rates of inflation [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(4.4)
Impact of increase in DBO assumptions	4.9
Actuarial assumption of expected rates of inflation [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Actuarial assumption of expected rates of inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.1)
Impact of increase in DBO assumptions	0.6
Actuarial assumption of expected rates of salary increases [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(1.4)
Impact of increase in DBO assumptions	1.5
Actuarial assumption of expected rates of salary increases [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Actuarial assumption of expected rates of salary increases [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Longevity [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(2.1)
Impact of increase in DBO assumptions	2.1
Longevity [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.1)
Impact of increase in DBO assumptions	0.1
Longevity [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.3)
Impact of increase in DBO assumptions	kr 0.3